GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Gross Carrying Amounts and Accumulated Amortization for Goodwill and Intangible Assets
The gross carrying amount and accumulated amortization at December 31 for goodwill and intangible assets are as follows (in thousands):

	December 31, 2018	December 31, 2017
Indefinite life:
Goodwill	$36,260	$36,260
Total indefinite life	$36,260	$36,260

Amortizable:
Agent relationships	$40,500	$40,500
Trade name	15,500	15,500
Developed technology	6,600	6,600
Other intangibles	820	700
Accumulated amortization expense	(27,025)	(14,559)
Net amortizable intangibles	$36,395	$48,741

Changes in Goodwill and Intangible Assets
The following table presents the changes in goodwill and intangible assets (in thousands):

Predecessor Company	Goodwill	Intangibles
Balance at December, 2016	$-	$6,348
Amortization expense	-	(231)
Balance at January 31, 2017	$-	$6,117

Successor Company	Goodwill	Intangibles
Balance at February 1, 2017	$36,260	$62,660
Acquisition of agent locations	-	640
Amortization expense	-	(14,559)
Balance at December 31, 2017	$36,260	$48,741
Acquisition of agent locations	-	120
Amortization expense	-	(12,466)
Balance at December 31, 2018	$36,260	$36,395

Amortization Expense Related to Intangible Assets	Amortization expense related to intangible assets for the next five years and thereafter is as follows (in thousands):
2019	$9,324
2020	6,917
2021	5,128
2022	3,964
2023	2,956
Thereafter	8,106
$36,395